Leases (Details) - Schedule of Minimum Future Payments and Fair Value of Minimum Lease Payments - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities - minimum payments
Present value of lease liabilities	R$ 9,184	R$ 8,360
Current	532	435
Non-current	8,652	7,925
Future financing charges	13,164	12,318
Future lease payments	22,348	20,678
PIS and COFINS embedded in the present value of lease agreements	558	508
PIS and COFINS embedded in the gross value of lease agreements	1,359	1,257
Less than 1 year [Member]
Lease liabilities - minimum payments
Present value of lease liabilities	532	435
1 to 5 years [Member]
Lease liabilities - minimum payments
Present value of lease liabilities	1,702	1,646
More than 5 years [Member]
Lease liabilities - minimum payments
Present value of lease liabilities	R$ 6,950	R$ 6,279